SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Stock Options
Schedule of share option activities

The following table summarizes the Group’s share option activities with its employees and directors:

				Weighted-Average
				Remaining
	Number of	Weighted-Average		Contractual Term	Aggregate
	Options	Exercise Price		(years)	Intrinsic Value

Outstanding as of January 1, 2020	50,000	US$	0.93	3.07	Nil
Granted	—		—	—	Nil
Exercised	—		—	—	Nil
Forfeited	—		—	—	Nil
Outstanding as of December 31, 2020	50,000	US$	0.93	2.07	Nil
Vested and expected to vest as of December 31, 2020	50,000	US$	0.93	2.07	Nil
Exercisable as of December 31, 2020	50,000	US$	0.93	2.07	Nil

Schedule of fair value of options valuation assumptions

The fair value of the share options was measured on the respective grant dates based on the Black-Scholes option pricing model, with below assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

Risk-free interest rate		2.19%
Expected life (years)		2.93
Expected dividend yield		—%
Volatility		78.55%
Fair value of options at grant date	US$	0.51

Performance conditions
Schedule of share option activities

The following table summarizes the share option activities subject to performance condition:

				Weighted-Average
				Remaining
	Number of	Weighted-Average		Contractual Term	Aggregate Intrinsic
	Options	Exercise Price		(years)	Value

Outstanding as of January 1, 2020	1,000,000	US$	0.93	3.07	Nil
Granted	—		—	—	Nil
Exercised	—		—	—	Nil
Forfeited	(1,000,000)	US$	0.93	—	Nil
Outstanding as of December 31, 2020	—		—	0	Nil
Vested and expected to vest as of December 31, 2020	—		—	0	Nil
Exercisable as of December 31, 2020	—		—	—	Nil

Schedule of fair value of options valuation assumptions

The fair value of the awards that are based on the performance condition was calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate		2.19%
Expected life (years)		2.93
Expected dividend yield		—%
Volatility		78.55%
Fair value of options at grant date	US$	0.51

Stock options and ordinary shares granted by Red 5
Schedule of share option activities

The following table summarizes the Red 5’s share option activities with its employees and directors:

				Weighted-Average
		Weighted-Average		Remaining
	Number of	Exercise Price per		Contractual Term	Aggregate
	Options	Option		(years)	Intrinsic Value

Outstanding as of January 1, 2020	5,111,250	US$	0.049	1.24	Nil
Granted	—		—	—	Nil
Exercised	—		—	—	Nil
Forfeited	—		—		Nil
Outstanding as of December 31, 2020	5,111,250	US$	0.049	0.24	Nil
Vested and expected to vest as of December 31, 2020	5,111,250	US$	0.049	0.24	Nil
Exercisable as of December 31, 2020	5,111,250	US$	0.049	0.24	Nil

Schedule of fair value of options valuation assumptions

Risk-free interest rate	0.78%
Expected life (years)	4.00
Expected dividend yield	0.00%
Volatility	45.70%